25. Shareholders' equity (Details 2)	12 Months Ended
	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2019 shares R$ / shares
ChangesInEquityLineItems [Line Items]
Weighted average exercise price, granted		R$ 30.55
Share Based Payment Plan-GPA [Member]
ChangesInEquityLineItems [Line Items]
Options, outstanding, beginning | shares	2,153,000
Options, granted | shares		765,000
Options, cancelled | shares	(69,000)	(126,000)
Options, exercised | shares	(489,000)	(1,080,000)
Options, expired | shares	(127,000)	(161,000)
Options, outstanding, ending | shares	1,468,000	2,153,000
Options, exercisable | shares	1,468,000	2,153,000
Weighted average exercise price, outstanding, beginning	R$ 30.25
Weighted average exercise price, granted		R$ 30.55
Weighted average exercise price, cancelled	42.59	31.75
Weighted average exercise price, exercised	23.93	21.55
Weighted average exercise price, expired	42.44	16.74
Weighted average exercise price, outstanding, ending	30.71	30.25
Weighted average exercise price, exercisable	R$ 30.71	R$ 30.25
Weighted average of remaining contractual term, ending	10 months 17 days	1 year 6 months
Weighted average of remaining contractual term, exercisable	10 months 17 days	1 year 6 months